Prepayment and Other Current Assets	12 Months Ended
Dec. 31, 2013
Prepayment and Other Current Assets [Abstract]
Prepayment and Other Current Assets

5. Prepayment and Other Current Assets

The following is a summary of prepayment and other current assets:

	As of December 31,
	2012	2013	2013
	RMB	RMB	US$
Prepaid rental and deposits	3,404	3,280	542
Prepayment to suppliers and other business related expenses	34,029	19,299	3,187
Receivables related to exercise of employee options	3,285	3,981	658
Others	1,839	1,351	223
Total	42,557	27,911	4,610

Prepayment to suppliers and other business related expenses mainly consist of business related staff advance, and the Group’s prepaid content licenses fee to third-party content suppliers for the rights to access and present on the Group’s website the contents produced by these suppliers during a certain period. These content licenses generally have a licensing period of one to three years, and are amortized over the license period on a straight-line basis. The portion of the prepaid content license cost that relates to a license period more than 12 months from the balance sheet date is classified as other non-current assets.